Investment Objectives and Goals	Sep. 16, 2025
Vulcan Value Partners Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary—Vulcan Value Partners Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vulcan Value Partners Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Vulcan Value Partners Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND Summary— Vulcan Value Partners Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Vulcan Value Partners Small Cap Fund (the “Fund”) seeks to achieve long-term capital appreciation.